UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-4471
                                    --------

Value Line Aggressive Income Trust
-----------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: January 31, 2005
                         ----------------

Date of reporting period: January 31, 2005
                          ----------------

Item I.  Reports to Stockholders.
------   ------------------------


--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                                January 31, 2005
--------------------------------------------------------------------------------


                                   Value Line
                                   Aggressive
                                  Income Trust


                                     [LOGO]
                                   VALUE LINE
                                   ----------
                                    No-Load
                                     Mutual
                                     Funds

Value Line Aggressive Income Trust

             To Our Value Line Aggressive Income Trust Shareholders
--------------------------------------------------------------------------------

To Our Shareholders:

For the twelve months ended January 31, 2005, the total return of the Value Line Aggressive Income Trust was 8.6%. Over the same period, the average high-yield bond fund returned 8.0% (as measured by Lipper Analytical Services1) and the Lehman Brothers U.S. Corporate High-Yield Index reported a gain of 8.9%.2

High Yield securities continued to post solid returns over the past twelve months. The asset class has benefited from strong economic growth in the U.S. and the continuation of historically low Federal Funds rates (currently 2.50%). As a result of this favorable economic backdrop, the corporate default rate fell to 2.6% for the twelve month trailing period as of January 31, 2005 from over 5.0% the previous year according to Moody's. The low level of default rates, combined with solid economic growth, has resulted in continued spread narrowing between high-yield securities and U.S Treasuries, despite the relatively low rates offered by U.S Government securities. This has led to a situation where we believe most of the good news has been priced into this asset class at this point. Given the corporate bond spread narrowing of the past year, the Value Line Aggressive Income Trust's yield has declined to a little over 6%. However, as interest rates seem poised to move higher this spring, due to the Federal Reserve's tighter monetary policy, we expect to be able to invest some of our current cash holdings at higher yields to increase the overall yield of the Trust through the year ahead.

Given our cautious investment stance, we are concentrating on the stronger and more liquid credits available in the high-yield sector. In the past six months, the Trust has increased its holdings in the energy sector to a little over 25%, from 18% six months ago. We continue to have a favorable outlook for earnings and cash flow for these companies, even if the rather volatile underlying commodity prices pull back from their current levels. After energy, the next largest sector weightings for the Trust are homebuilding at 4.4% and hotel and gaming at 3.8%. Preserving capital in difficult market environments, while allowing for an attractive dividend yield, remains our goal. Thank you for your continued investment with us.

                                        Sincerely,

                                        /s/ Jean Bernhard Buttner

                                        Jean Bernhard Buttner
                                        Chairman and President

March 15, 2005

--------------------------------------------------------------------------------
(1) Lipper High Current Yield Funds - Funds aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.

(2) The Lehman Brothers U.S. Corporate High Yield Index is representative of the broad based fixed-income market. It includes non-investment grade corporate bonds. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this unmanaged Index.

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2

                                              Value Line Aggressive Income Trust

--------------------------------------------------------------------------------

Economic Observations

The maturing business expansion continues to move along at a healthy 3% plus pace, a level of growth that is being underpinned by moderate and steady levels of consumer spending and industrial activity. Moreover, recent trends suggest that the present rate of improvement on the economic front will be sustained over the next couple of quarters.

Helping the expansion along should be comparatively high levels of activity in the housing, retail, manufacturing, and service sectors. This steady growth is likely to be accompanied by modest levels of inflation for the most part. The wild card in the equation and the reason that we are not forecasting a higher level of economic growth is the near-record price of oil. High oil prices threaten the sustainability of the long-running business expansion as well as the level of price stability.

The continuing moderate pace of gross domestic product growth and accompanying modest inflation should have positive ramifications. That's because this combination probably will allow the Federal Reserve Board to pursue a measured monetary tightening course over the next year. Our feeling is that the Fed will increase rates sufficiently to keep inflation subdued but will not raise rates aggressively enough to derail the business expansion.


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                                                                               3

Value Line Aggressive Income Trust
--------------------------------------------------------------------------------

The following graph compares the performance of the Value Line Aggressive Income Trust to that of the Lehman Brothers Aggregate Bond Index and the Lehman Brothers U.S. Corporate High Yield Index. The Value Line Aggressive Income Trust is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

         Comparison of a Change in Value of a $10,000 Investment in the Value Line Aggressive Income Trust and the Lehman Brothers Aggregate Bond Index*
            and the Lehman Brothers U.S. Corporate High Yield Index*

                            (From 2/1/95 to 1/31/05)

      [The following was depicted by a line chart in the printed material.]

                       Value Line Aggressive       Lehman Brothers            Lehman Brothers
     Date                   Income Trust         Aggregate Bond Index    U.S. Corp. High Yield Index
     ----                   ------------         --------------------    ---------------------------
  2/1/1995                    10,000                    10,000                    10,000
 4/30/1995                    10,508                    10,444                    10,720
 7/31/1995                    10,949                    10,904                    11,231
10/31/1995                    11,545                    11,288                    11,475
 1/31/1996                    12,379                    11,695                    11,965
 4/30/1996                    12,820                    11,347                    11,993
 7/31/1996                    13,078                    11,508                    12,221
10/31/1996                    13,810                    11,948                    12,748
 1/31/1997                    14,622                    12,076                    13,221
 4/30/1997                    14,529                    12,151                    13,379
 7/31/1997                    15,577                    12,746                    14,235
10/31/1997                    16,199                    13,010                    14,497
 1/31/1998                    16,810                    13,371                    15,030
 4/30/1998                    17,257                    13,477                    15,320
 7/31/1998                    17,265                    13,749                    15,516
10/31/1998                    14,929                    14,225                    14,424
 1/31/1999                    15,947                    14,451                    15,263
 4/30/1999                    16,828                    14,322                    15,614
 7/31/1999                    16,313                    14,092                    15,432
10/31/1999                    16,044                    14,300                    15,051
 1/31/2000                    17,089                    14,184                    15,333
 4/30/2000                    16,273                    14,503                    15,063
 7/31/2000                    15,956                    14,932                    15,329
10/31/2000                    14,077                    15,345                    14,809
 1/31/2001                    13,818                    16,145                    15,583
 4/30/2001                    13,494                    16,299                    15,227
 7/31/2001                    13,749                    16,827                    15,288
10/31/2001                    13,336                    17,579                    14,785
 1/31/2002                    13,801                    17,366                    15,369
 4/30/2002                    14,112                    17,577                    15,761
 7/31/2002                    12,931                    18,096                    13,889
10/31/2002                    12,570                    18,613                    13,974
 1/31/2003                    13,856                    19,009                    15,548
 4/30/2003                    15,057                    19,416                    17,154
 7/31/2003                    15,679                    19,075                    17,633
10/31/2003                    16,501                    19,526                    18,694
 1/31/2004                    17,321                    19,931                    19,777
 4/30/2004                    17,444                    19,770                    19,726
 7/31/2004                    17,579                    19,998                    19,938
10/31/2004                    18,341                    20,606                    20,997
 1/31/2005                    18,801                    20,760                    21,539

Performance Data:**


                             Growth of an Assumed            Average Annual
                             Investment of $10,000            Total Return
                             ---------------------           --------------
1 year ended 1/31/05 ......         $10,855                      8.55%
5 years ended 1/31/05 .....         $11,002                      1.93%
10 years ended 1/31/05 ....         $18,801                      6.52%

--------------------------------------------------------------------------------
* The Lehman Brothers Aggregate Bond Index is representative of the broad based fixed-income market. It includes non-investment grade corporate bonds. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this unmanaged Index. The Lehman Brothers U.S. Corporate High Yield Index is representative of the broad based fixed-income market. It includes non-investment grade corporate bonds. The returns for the Index do not reflect charges, expenses, or taxes and it is not possible to directly invest in this unmanaged Index.

** The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
4

                                              Value Line Aggressive Income Trust
--------------------------------------------------------------------------------

TRUST EXPENSES:

Example

As a shareholder of the Trust, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 through January 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs and will not help you determine the relative total cost of owning different funds.

                                                                                          Expenses*
                                                    Beginning           Ending           paid during
                                                     account           account             period
                                                      value             value              8/1/04
                                                      8/1/04           1/31/05          thru 1/31/05
                                                      ------           -------          ------------
Actual .........................................    $1,000.00         $1,069.60             $7.07
Hypothetical (5% return before expenses) .......    $1,000.00         $1,018.30             $6.90

--------------------------------------------------------------------------------
* Expenses are equal to the Trust's annualized expense ratio of 1.36% multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half period.

--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

Portfolio Highlights at January 31, 2005 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Bond and Note Holdings


                                                                                        Par                  Percentage of
Issue                                                                                  Value       Value       Net Assets
--------------------------------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc., Senior Subordinated Notes, 7 7/8%, 5/15/11 ...............  $1,250,000   $1,334,375     2.23%
Western Oil Sands Inc., Secured Notes, 8 3/8%, 5/1/12 .............................   1,000,000    1,170,000     1.95%
Rotech Healthcare Inc., Senior Subordinated Notes, 9 1/2%, 4/1/12 .................   1,000,000    1,105,000     1.84%
Bluewater Finance Ltd., Senior Subordinated Notes, 10 1/4%, 2/15/12 ...............   1,000,000    1,100,000     1.84%
Dow Jones CDX NA HY Trust, Pass-thru Certificates, Series 3-1, 7 3/4%, 12/29/09 ...   1,000,000    1,016,250     1.70%
Dow Jones CDX NA NY Trust, Pass-thru Certificates, Series 3-3, 8%, 12/29/09 .......   1,000,000    1,013,750     1.69%
Allegheny Technologies, Inc., Notes, 8 3/8%, 12/15/11 .............................     800,000      876,000     1.46%
BRL Universal Equipment, Secured Notes, 8 7/8%, 2/15/08 ...........................     835,000      873,619     1.46%
OM Group, Inc., Senior Subordinated Notes, 9 1/4%, 12/15/11 .......................     800,000      852,000     1.42%
Premcor Refining Group, Inc., Senior Subordinated Notes, 7 3/4%, 2/1/12 ...........     750,000      815,625     1.36%

--------------------------------------------------------------------------------
Asset Allocation

      [The following was depicted by a pie chart in the printed material.]

        Bonds & Notes                83.9%
        Cash & Other                  8.9%
        Common & Preferred Stocks     7.2%

--------------------------------------------------------------------------------
Sector Weightings

      [The following was depicted by a bar chart in the printed material.]

        Energy                         25%
        Consumer Service               24%
        Financial Services             18%
        Industrial Materials           12%
        Telecommunication              10%
        Consumer Goods                  7%
        Health Care                     4%

--------------------------------------------------------------------------------
6

                                              Value Line Aggressive Income Trust

Schedule of Investments                                         January 31, 2005
--------------------------------------------------------------------------------

Principal
 Amount                                                                                                              Value
----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES (3.4%)

           AUTO & TRUCK (0.7%)
 $ 400,000 Navistar Financial Corp., Subordinated Notes, 4 3/4%, (each note is convertible to 17.9437 of Common
             Stock at anytime) 4/1/09 .......................................................................... $   403,500

           DRUG (0.8%)
   500,000 Enzon, Inc., Subordinated Notes, 4 1/2%, (each note is convertible to 14.0884 shares of Common
             Stock at anytime) 7/1/08 ..........................................................................     469,375

           ENTERTAINMENT (0.3%)
   250,000 Liberty Media Corp., Senior Subordinated Notes, 3 1/2%, (each note is convertible to 36.8189 shares of
             Common Stock at any time) 1/15/31 .................................................................     223,750

           GROCERY (0.7%)
   500,000 Wild Oats Markets, Inc., Senior Notes, 3 1/4%, (each note is convertible to 56.5099 shares of Common
             Stock at anytime) 5/15/34 (1) .....................................................................     415,625

           RETAIL AUTOMOTIVE (0.2%)
   100,000 Pep Boys-Manny Moe & Jack (The), Company Guarantee, 4 1/4%, (each note is convertible to 44.6484
             shares of Common Stock at anytime) 6/1/07 .........................................................     103,375

           TOBACCO (0.7%)
   500,000 Vector Group, Ltd., Subordinated Notes, 6 1/4%, (each note is convertible to 29.7089 shares of Common
             Stock at any time) 7/15/08 ........................................................................     444,375
                                                                                                                 -----------
           TOTAL CONVERTIBLE BONDS & NOTES
             (Cost $1,987,602) .................................................................................   2,060,000
                                                                                                                 -----------
CORPORATE BONDS AND NOTES (80.5%)

           AUTO PARTS (1.3%)
   750,000 Cummins Engine, Inc., Notes, 6.45%, 3/1/05 ..........................................................     750,000

           BUILDING MATERIALS (0.8%)
   500,000 Goodman Global Holdings Inc., Senior Subordinated Notes, 7 7/8%, 12/15/12 (1) .......................     482,500

           CABLE TV (1.6%)
   250,000 Charter Communications Holdings, Senior Notes, 9 5/8%, 11/15/09 .....................................     203,750
   750,000 MediaCom LLC, Senior Notes, 9 1/2%, 1/15/13 .........................................................     748,125
                                                                                                                 -----------
                                                                                                                     951,875

           CANADIAN ENERGY (0.8%)
   500,000 Technical Olympic USA, Inc., Notes, 7 1/2%, 3/15/11 .................................................     500,000

           CHEMICAL -- DIVERSIFIED (1.0%)
   500,000 Equistar Chemicals, LP, Senior Notes, 10 1/8%, 9/1/08 ...............................................     570,000

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                                                                               7

Value Line Aggressive Income Trust

Schedule of Investments
--------------------------------------------------------------------------------

Principal
 Amount                                                                                                              Value
----------------------------------------------------------------------------------------------------------------------------
           CHEMICAL -- SPECIALTY (3.5%)
  $600,000 Arco Chemical Co., Debentures, 9.80%, 2/1/20 ........................................................ $   678,000
   800,000 OM Group, Inc., Senior Subordinated Notes, 9 1/4%, 12/15/11 .........................................     852,000
   500,000 Polyone Corp., Senior Notes, 8 7/8%, 5/1/12 .........................................................     537,500
                                                                                                                 -----------
                                                                                                                   2,067,500

           COAL (3.7%)
   750,000 Consolidation Coal Co., Notes, Series MTN, 8 1/4%, 6/1/07 (1) .......................................     786,985
   650,000 Massey Energy Co., Notes, 6.95%, 3/1/07 .............................................................     682,500
   750,000 Massey Energy Co., Senior Notes, 6 5/8%, 11/15/10 ...................................................     772,500
                                                                                                                 -----------
                                                                                                                   2,241,985

           DIVERSIFIED COMPANY (5.7%)
   500,000 American Standard, Inc., Senior Notes, 8 1/4%, 6/1/09 ...............................................     575,485
 1,000,000 Dow Jones CDX NA HY Trust, Pass-thru Certificates, Series 3-1, 7 3/4%, 12/29/09 (1) .................   1,016,250
 1,000,000 Dow Jones CDX NA NY Trust, Pass-thru Certificates, Series 3-3, 8%, 12/29/09 (1) .....................   1,013,750
   500,000 Geon Co., Debentures, 7 1/2%, 12/15/15 ..............................................................     483,125
   300,000 WH Holdings, Ltd., Senior Notes, 9 1/2%, 4/1/11 .....................................................     330,375
                                                                                                                 -----------
                                                                                                                   3,418,985
           ELECTRICAL EQUIPMENT (2.8%)
   835,000 BRL Universal Equipment, Secured Notes, 8 7/8%, 2/15/08 .............................................     873,619
   750,000 Thomas & Betts Corp., Notes, 6.39%, 2/10/09 .........................................................     789,449
                                                                                                                 -----------
                                                                                                                   1,663,068
           ELECTRONICS (2.2%)
   750,000 Avnet, Inc., Notes, 7 7/8%, 2/15/05 .................................................................     753,750
   500,000 Avnet, Inc., Notes, 9 3/4%, 2/15/08 .................................................................     571,250
                                                                                                                 -----------
                                                                                                                   1,325,000
           ENTERTAINMENT (0.9%)
   500,000 Royal Caribbean Cruises Ltd., Senior Notes, 7 1/4%, 8/15/06 .........................................     523,750

           ENVIRONMENTAL (0.9%)
   500,000 IMCO Recycling, Inc., Secured Notes, 10 3/8%, 10/15/10 ..............................................     562,500

           FINANCIAL SERVICES (0.8%)
    43,000 IOS Capital LLC, Senior Notes, 7 1/4%, 6/30/08 ......................................................      45,473
   500,000 Vesta Insurance Group, Inc., Senior Debentures, 8 3/4%, 7/15/25 .....................................     421,830
                                                                                                                 -----------
                                                                                                                     467,303
           FOOD PROCESSING (2.7%)
   500,000 Land O Lakes Inc., Senior Notes, 8 3/4%, 11/15/11 ...................................................     492,500
   600,000 Smithfield Foods, Inc., Senior Subordinated Notes, 7 5/8%, 2/15/08 ..................................     636,000
   500,000 Universal Foods Corp., Notes, 6 1/2%, 4/1/09 ........................................................     522,097
                                                                                                                 -----------
                                                                                                                   1,650,597

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8

                                              Value Line Aggressive Income Trust

                                                                January 31, 2005
--------------------------------------------------------------------------------

Principal
 Amount                                                                                                              Value
----------------------------------------------------------------------------------------------------------------------------
           GROCERY (0.9%)
 $ 500,000 Delhaize America, Inc., Guaranteed Notes, 7 3/8%, 4/15/06 ........................................... $   519,090

           HEALTHCARE INFORMATION SYSTEMS (2.6%)
   500,000 Curative Health Services Inc., Senior Notes, 10 3/4%, 5/1/11 ........................................     450,000
 1,000,000 Rotech Healthcare Inc., Senior Subordinated Notes, 9 1/2%, 4/1/12 ...................................   1,105,000
                                                                                                                 -----------
                                                                                                                   1,555,000
           HOME APPLIANCES (0.8%)
   500,000 Windmere-Durable Holdings, Inc., Senior Subordinated Notes, 10%, 7/31/08 ............................     498,750

           HOME BUILDING (4.4%)
   325,000 Gold Kist Inc., Company Guarantee, 10 1/4%, 3/15/14 .................................................     377,000
   600,000 Ply Gem Industries, Inc., Senior Subordinated Notes, 9%, 2/15/12 (1) ................................     597,000
   500,000 Senior Housing Properties Trust, Senior Notes, 8 5/8%, 1/15/12 ......................................     568,750
   500,000 Technical Olympic USA, Inc., Senior Subordinated Notes, 10 3/8%, 7/1/12 .............................     557,500
   500,000 William Lyon Homes, Inc., Senior Subordinated Notes, 10 3/4%, 4/1/13 ................................     561,250
                                                                                                                 -----------
                                                                                                                   2,661,500
           HOTEL/GAMING (3.8%)
   600,000 American Casino & Entertainment Properties, Secured Notes, 7.85%, 2/1/12 ............................     636,750
   500,000 Boyd Gaming Corp., Senior Subordinated Notes, 6 3/4%, 4/15/14 .......................................     512,500
   500,000 Hilton Hotels Corp., Senior Notes, 7 1/2%, 12/15/17 .................................................     585,737
   500,000 Meritage Corp., Senior Notes, 9 3/4%, 6/1/11 ........................................................     552,500
                                                                                                                 -----------
                                                                                                                   2,287,487
           INFORMATION SERVICES (1.3%)
   750,000 Titan Corp., Senior Subordinated Notes, 8%, 5/15/11 .................................................     802,500

           INSURANCE -- PROPERTY CASUALTY (0.8%)
   500,000 PXRE Capital Trust I, Pass Thru Securities, 8.85%, 2/1/27 ...........................................     500,000

           MACHINERY (0.9%)
   500,000 JLG Industries, Inc., Senior Subordinated Notes, 8 3/8%, 6/15/12 ....................................     522,500

           MARITIME (0.5%)
   300,000 Teekay Shipping Corp., Guaranteed 1st Preferred Shipping Mortgage Notes, 8.32%, 2/1/06 ..............     303,000

           MEDICAL SERVICES (0.9%)
   500,000 Res-Care, Inc., Senior Notes, 10 5/8%, 11/15/08 .....................................................     546,250

           METALS & MINING (2.1%)
   700,000 USEC, Inc., Senior Notes, 6 5/8%, 1/20/06 ...........................................................     707,000
   500,000 Wolverine Tube, Inc., Senior Subordinated Notes, Series "B", 10 1/2%, 4/1/09 ........................     532,500
                                                                                                                 -----------
                                                                                                                   1,239,500

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                                                                               9

Value Line Aggressive Income Trust

Schedule of Investments
--------------------------------------------------------------------------------

Principal
 Amount                                                                                                              Value
----------------------------------------------------------------------------------------------------------------------------
           NATURAL GAS -- DIVERSIFIED (3.4%)
$  726,000 Energy Corp. of America, Senior Subordinated Notes, Series "A", 9 1/2%, 5/15/07 ..................... $   696,960
 1,250,000 Vintage Petroleum, Inc., Senior Subordinated Notes, 7 7/8%, 5/15/11 .................................   1,334,375
                                                                                                                 -----------
                                                                                                                   2,031,335
           OILFIELD SERVICES/EQUIPMENT (8.2%)
 1,000,000 Bluewater Finance Ltd., Senior Subordinated Notes, 10 1/4%, 2/15/12 .................................   1,100,000
   167,000 Compagnie Generale de Geophysique, Inc., Senior Subordinated Notes, 10 5/8%, 11/15/07 ...............     175,976
   600,000 Gulfmark Offshore, Inc., Senior Notes, 7 3/4%, 7/15/14 (1) ..........................................     630,000
   750,000 Lone Star Technologies, Inc., Senior Subordinated Notes, 9%, 6/1/11 .................................     810,000
   316,000 Newpark Resources, Inc., Senior Subordinated Notes, Series "B", 8 5/8%, 12/15/07 ....................     319,160
   600,000 Pertoleum Geo-Services, Senior Notes, 10%, 11/5/10 ..................................................     685,500
   610,000 Sonat, Inc., Notes, 7 5/8%, 7/15/11 .................................................................     626,775
   500,000 Transmontaigne, Inc., Senior Subordinated Notes, 9 1/8%, 6/1/10 .....................................     537,500
                                                                                                                 -----------
                                                                                                                   4,884,911
           PACKAGING & CONTAINER (2.7%)
   500,000 Caraustar Industries, Inc., Senior Subordinated Notes, 9 7/8%, 4/1/11 ...............................     548,750
   500,000 Pliant Corp., Senior Subordinated Notes, 13%, 6/1/10 ................................................     490,000
   600,000 Tekni-Plex, Inc., Senior Subordinated Notes, 12 3/4%, 6/15/10 .......................................     553,500
                                                                                                                 -----------
                                                                                                                   1,592,250
           PERTOLEUM -- INTEGRATED (1.4%)
   750,000 Premcor Refining Group, Inc., Senior Subordinated Notes, 7 3/4%, 2/1/12 .............................     815,625

           PETROLEUM -- PRODUCING (5.2%)
   571,000 Paramount Resources Ltd., Senior Notes, 7 7/8%, 11/1/10 .............................................     650,940
   260,000 Paramount Resources Ltd., Senior Notes, 8 7/8%, 7/15/14 .............................................     319,800
   250,000 Petroleum Helicopters, Inc., Senior Notes, Series "B", 9 3/8%, 5/1/09 ...............................     271,250
   700,000 Stone Energy Corp., Senior Subordinated Notes, 8 1/4%, 12/15/11 .....................................     752,500
 1,000,000 Western Oil Sands Inc., Secured Notes, 8 3/8%, 5/1/12 ...............................................   1,170,000
                                                                                                                 -----------
                                                                                                                   3,164,490
           R.E.I.T. (0.5%)
   250,000 Crescent Real Estate Equities, Senior Notes, 9 1/4%, 4/15/09 ........................................     271,250

           RETAIL -- SPECIAL LINES (2.6%)
   750,000 Broder Bros. Co., Senior Notes, 11 1/4%, 10/15/10 ...................................................     800,625
   750,000 Phillips Van Heusen Corp., Senior Notes, 7 1/4%, 2/15/11 ............................................     783,750
                                                                                                                 -----------
                                                                                                                   1,584,375

--------------------------------------------------------------------------------
10

                                              Value Line Aggressive Income Trust

                                                                January 31, 2005
--------------------------------------------------------------------------------

 Principal
 Amount or
  Number
 of Shares                                                                                                          Value
----------------------------------------------------------------------------------------------------------------------------
           RETAIL STORE (1.7%)
 $ 410,000 Dillard Department Stores, Inc., Notes, 7.85%, 10/1/12 .............................................. $   443,825
   500,000 Dollar General Corp., Guaranteed Notes, 8 5/8%, 6/15/10 .............................................     580,000
                                                                                                                 -----------
                                                                                                                   1,023,825
           SHOE (1.3%)
   750,000 Payless Shoesource, Inc., Senior Subordinated Notes, 8 1/4%, 8/1/13 .................................     761,250

           STEEL (3.1%)
   500,000 Allegheny Ludlum Corp., Debentures, 6.95%, 12/15/25 .................................................     482,500
   800,000 Allegheny Technologies, Inc., Notes, 8 3/8%, 12/15/11 ...............................................     876,000
   421,000 United States Steel Corp., Senior Notes, 9 3/4%, 5/15/10 ............................................     480,992
                                                                                                                 -----------
                                                                                                                   1,839,492
           TELECOMMUNICATIONS SERVICES (1.8%)
   500,000 Alamosa Delaware, Inc., Senior Notes, 8 1/2%, 1/31/12 ...............................................     532,500
   500,000 TSI Telecommunication Services Inc., Senior Subordinated Notes, 12 3/4%, 2/1/09 .....................     570,000
                                                                                                                 -----------
                                                                                                                   1,102,500
           TRUCKING (0.9%)
   500,000 Roadway Corp., Senior Notes, 8 1/4%, 12/1/08 ........................................................     560,049
                                                                                                                 -----------
           TOTAL CORPORATE BONDS & NOTES
             (Cost $45,496,763) ................................................................................  48,241,992
                                                                                                                 -----------
CONVERTIBLE PREFERRED STOCKS (1.5%)

           BEVERAGE (1.2%)
    17,000 Constellation Brands, Inc., Par $25 (each share is convertible to .7319 shares of Common Stock @
             $24.38) 5 3/4%, 9/1/06 ............................................................................     689,860

           MEDICAL SUPPLIES (0.3%)
     3,000 Baxter International, Inc., Par $50 (each share is convertible to 1.4011 shares of Common Stock @
             $71.93) 7%, 2/16/06 ...............................................................................     163,800
                                                                                                                 -----------
           TOTAL CONVERTIBLE PREFERRED STOCKS
             (Cost $567,158) ...................................................................................     853,660
                                                                                                                 -----------
PREFERRED STOCKS (0.4%)

           R.E.I.T. (0.4%)
    10,000 Health Care REIT, Inc. ..............................................................................     255,000
                                                                                                                 -----------
           TOTAL PREFERRED STOCKS
             (Cost $250,000) ...................................................................................     255,000
                                                                                                                 -----------


--------------------------------------------------------------------------------
                                                                              11

Value Line Aggressive Income Trust

Schedule of Investments
--------------------------------------------------------------------------------

  Number
 of Shares                                                                                                         Value
----------------------------------------------------------------------------------------------------------------------------
WARRANTS (0%)

          TELECOMMUNICATION SERVICES (0%)
    2,490 XO Communications, Inc., Series "A", Expiring 1/16/10 (2) ............................................ $     1,071
    1,868 XO Communications, Inc., Series "B", Expiring 1/16/10 (2) ............................................         785
    1,868 XO Communications, Inc., Series "C", Expiring 1/16/10 (2) ............................................         504
                                                                                                                 -----------
                                                                                                                       2,360
                                                                                                                 -----------
          TOTAL WARRANTS
            (Cost $0) ..........................................................................................       2,360
                                                                                                                 -----------
COMMON STOCKS (5.3%)

           AEROSPACE/DEFENSE (0.2%)
     3,300 United Industrial Corp. .............................................................................     111,573

           BIOTECHNOLOGY (0.1%)
    10,000 Savient Pharmaceuticals, Inc. (2) ...................................................................      32,200

           COMPUTER & PERIPHERALS (0.3%)
     6,000 Identix, Inc. (2) ...................................................................................      38,040
    15,000 Quantum Corp. (2) ...................................................................................      44,550
    25,000 Silicon Graphics, Inc. (2) ..........................................................................      33,000
     6,000 Unisys Corp. (2) ....................................................................................      47,100
                                                                                                                 -----------
                                                                                                                     162,690

           COMPUTER SOFTWARE SERVICES (0.1%)
    10,000 Compuware Corp. (2) .................................................................................      69,000

           ELECTRICAL UTILITY -- WEST (0.1%)
     5,000 XCEL Energy Inc. ....................................................................................      90,950

           ELECTRONICS (0.1%)
     8,000 Bookham, Inc. (2) ...................................................................................      28,240
     5,000 Valence Technology, Inc. (2) ........................................................................      15,500
                                                                                                                 -----------
                                                                                                                      43,740
           ENVIRONMENTAL (0%)
     5,000 Perma Fix Environmental Services, Inc. (2) ..........................................................       9,450

           HOME APPLIANCES (0%)
     4,000 Fedders Corp. .......................................................................................      12,880

           INSURANCE -- LIFE (0.1%)
     6,000 Phoenix Companies, Inc. .............................................................................      78,420

--------------------------------------------------------------------------------
12

                                              Value Line Aggressive Income Trust

                                                                January 31, 2005
--------------------------------------------------------------------------------

   Number
  of Shares                                                                                                         Value
----------------------------------------------------------------------------------------------------------------------------
           MARITIME (0.5%)
     6,000 Frontline Ltd. ...................................................................................... $   304,500

           METALS & MINING (0.1%)
     4,000 Noranda, Inc. .......................................................................................      67,480

           NATURAL GAS -- DISTRIBUTION (0.7%)
     5,000 Nicor Inc. ..........................................................................................     184,600
     4,000 Northern Border Partners LP. ........................................................................     199,200
     8,000 SEMCO Energy Inc. ...................................................................................      43,680
                                                                                                                 -----------
                                                                                                                     427,480
           PAPER & FOREST PRODUCTS (0.3%)
     6,000 Delta & Pine Land Co. ...............................................................................     176,640

           PETROLEUM -- INTEGRATED (1.4%)
     5,000 BP Prudhoe Bay Royalty Trust ........................................................................     264,250
     6,000 ChevronTexaco Corp. .................................................................................     326,400
     6,000 Marathon Oil Corp. ..................................................................................     232,380
                                                                                                                 -----------
                                                                                                                     823,030
           PRECIOUS METALS (0.3%)
    10,000 Agnico-Eagle Mines Ltd. .............................................................................     127,400
    12,000 Coeur D'Alene Mines Corp. ...........................................................................      42,360
                                                                                                                 -----------
                                                                                                                     169,760
           PRECISION INSTRUMENT (0.1%)
     6,000 RAE Systems, Inc. (2) ...............................................................................      40,680

           R.E.I.T. (0.8%)
    10,000 Crescent Real Estate Equities Co. ...................................................................     165,700
    15,000 Pengrowth Energy Trust ..............................................................................     311,250
                                                                                                                 -----------
                                                                                                                     476,950
           RECREATION (0%)
     4,000 Meade Instruments Corp. (2) .........................................................................      13,160

           SEMICONDUCTOR (0.1%)
    10,000 ANADIGICS, Inc. (2) .................................................................................      29,800

           TELECOMMUNICATION EQUIPMENT (0%)
     5,000 Captaris, Inc. (2) ..................................................................................      24,550
                                                                                                                 -----------
           TOTAL COMMON STOCKS
             (Cost $2,925,579) .................................................................................   3,164,933
                                                                                                                 -----------
           TOTAL INVESTMENT SECURITIES (91.1%)
             (Cost $51,227,102) ................................................................................  54,577,945
                                                                                                                 -----------

--------------------------------------------------------------------------------
                                                                              13

Value Line Aggressive Income Trust

Schedule of Investments
--------------------------------------------------------------------------------

 Principal
  Amount                                                                                                           Value
----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (7.3%)
 (including accrued interest)
$2,200,000  Collateralized by $1,818,000 U.S. Treasury Bonds 6.125% due 8/15/29, with a value of $2,251,770
              (with UBS Warburg LLC., 2.43% dated 1/31/05, due 2/1/05 delivery value $2,200,149) ............... $ 2,200,149
 2,200,000  Collateralized by $1,490,000 U.S. Treasury Bonds 9.875% due 11/15/15, with a value of $2,244,180
              (with Morgan Stanley Dean Witter & Co., Inc., 2.38%, dated 1/31/05, due 2/1/05 delivery value
              $2,200,145) ......................................................................................   2,200,145
                                                                                                                 -----------
            TOTAL REPURCHASE AGREEMENTS
              (Cost $4,400,294) ................................................................................   4,400,294
                                                                                                                 -----------
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%) ..............................................     940,618
                                                                                                                 -----------
            NET ASSETS (100.0%) ................................................................................ $59,918,857
                                                                                                                 ===========
            NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($59,918,857 / 11,619,397
              shares of beneficial interest outstanding) ....................................................... $      5.16
                                                                                                                 ===========

(1)   144A Security where certain conditions for public sale may exist
(2)   Non-income producing security

See Notes to Financial Statements.

--------------------------------------------------------------------------------
14

                                              Value Line Aggressive Income Trust

Statement of Assets and Liabilities
at January 31, 2005
--------------------------------------------------------------------------------
                                                                 (in thousands
                                                                  except per
                                                                 share amount)
                                                                 -------------
Assets:
Investment securities, at value
  (Cost - $51,227) ............................................    $  54,578
Repurchase agreements
  (Cost - $4,400) .............................................        4,400
Cash ..........................................................           55
Receivable for securities sold ................................          225
Interest receivable ...........................................        1,030
Dividend receivable ...........................................           15
Receivable for trust shares sold ..............................            8
                                                                   ---------
      Total Assets ............................................       60,311
                                                                   ---------
Liabilities:
Payable for securities purchased ..............................          178
Payable for trust shares repurchased ..........................           23
Dividends payable to shareholders .............................           63
Accrued expenses:
   Advisory fee ...............................................           38
   Service and distribution plan fees .........................           13
   Other ......................................................           77
                                                                   ---------
      Total Liabilities .......................................          392
                                                                   ---------
Net Assets ....................................................    $  59,919
                                                                   =========
Net Assets consist of:
Shares of beneficial interest, at $.01 par value
  (authorized unlimited, outstanding 11,619,397) ..............    $     116
Additional paid-in capital ....................................      122,337
Distributions in excess of net investment income ..............          (22)
Accumulated net realized loss on investments ..................      (65,863)
Unrealized net appreciation of investments ....................        3,351
                                                                   ---------
Net Assets ....................................................    $  59,919
                                                                   =========
Net Asset Value, Offering and Redemption Price,
  per Outstanding Share ($59,918,857 / 11,619,397 shares of
  beneficial interest outstanding) ............................    $    5.16
                                                                   =========


Statement of Operations for the
Year Ended January 31, 2005
--------------------------------------------------------------------------------
                                                                (in thousands)
                                                                --------------
Investment Income:
Interest (Net of foreign withholding taxes of $7) .............     $ 4,432
Dividends .....................................................         148
Other .........................................................          97
                                                                    -------
   Total Income ...............................................       4,677
                                                                    -------
Expenses:
Advisory fee ..................................................         457
Service and distribution plan fee .............................         152
Transfer agent fees ...........................................          44
Audit and legal fees ..........................................          57
Printing ......................................................          33
Postage .......................................................          12
Custodian fees ................................................          35
Registration and filing fees ..................................          19
Trustees' fees and expenses ...................................          22
Insurance and other ...........................................          19
                                                                    -------
   Total expenses before custody credits ......................         850
   Less: custody credits ......................................          (2)
                                                                    -------
      Net Expenses ............................................         848
                                                                    -------
Net Investment Income .........................................       3,829
                                                                    -------
Realized and Unrealized Gain on Investments
   Net realized gain ..........................................         532
   Change in Net Unrealized Appreciation (Depreciation) .......         544
                                                                    -------
Net Realized Gain and Change in Net Unrealized Appreciation
  (Depreciation) on Investments ...............................       1,076
                                                                    -------
Net Increase in Net Assets from Operations ....................     $ 4,905
                                                                    =======


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                              15

Value Line Aggressive Income Trust

Statements of Changes in Net Assets
for the Years Ended January 31, 2005 and 2004
--------------------------------------------------------------------------------

                                                                       2005         2004
                                                                    ----------------------
                                                                     (Dollars in thousands)
Operations:
   Net investment income .........................................  $  3,829      $  4,183
   Net realized gain (loss) on investments .......................       532         1,678
   Change in net unrealized (depreciation) appreciation ..........       544         7,292
                                                                    ----------------------
   Net increase (decrease) in net assets from operations .........     4,905        13,153
                                                                    ----------------------
Distributions to Shareholders
   Net investment income .........................................    (3,827)       (4,192)
Trust Share Transactions:
   Net proceeds from sale of shares ..............................    16,048        33,109
   Net proceeds from reinvestment of distributions to shareholders     3,044         3,262
                                                                    ----------------------
                                                                      19,092        36,371
   Cost of shares repurchased ....................................   (24,352)      (34,237)
                                                                    ----------------------
   Net increase (decrease) in net assets from share transactions .    (5,260)        2,134
                                                                    ----------------------
Total Increase (Decrease) in Net Assets ..........................    (4,182)       11,095
Net Assets:
   Beginning of year .............................................    64,101        53,006
                                                                    ----------------------
   End of year ...................................................  $ 59,919      $ 64,101
                                                                    ======================
Distributions in excess of net investment income .................  $    (22)     $    (21)
                                                                    ======================

See Notes to Financial Statements.

--------------------------------------------------------------------------------
16

                                              Value Line Aggressive Income Trust

Notes to Financial Statements                                   January 31, 2005
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line Aggressive Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Trust is to maximize current income through investment in a diversified portfolio of high-yield fixed-income securities. As a secondary investment objective, the Trust will seek capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (issuers' inability to meet principal and interest payments on their obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. The Trustees have determined that the value of bonds and other fixed income corporate securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Securities, other than bonds and other fixed income securities, not priced in this manner are valued at the midpoint between the latest available and representative bid and asked prices or, when stock exchange valuations are used, at the latest quoted sale price as of the regular close of business of the New York Stock Exchange on the valuation date. Other assets and securities for which market valuations are not readily available are valued at their fair value as the Trustees may determine. In addition, the Trust may use the fair value of a security when the closing price on the primary exchange where the security is traded no longer reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer. Short term instruments with maturities of 60 days or less, at the date of purchase, are valued at amortized cost which approximates market value.

(B) Repurchase Agreements. In connection with repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Distributions. It is the policy of the Trust to distribute all of its net investment income to shareholders. Dividends from net investment income will be declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary to comply with the Internal Revenue Code. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

--------------------------------------------------------------------------------
                                                                              17

Value Line Aggressive Income Trust

Notes to Financial Statements                                   January 31, 2005
--------------------------------------------------------------------------------

(D) Federal Income Taxes. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(E) Representations and Indemnifications. In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements in unknown as this would involve future claims that maybe made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

(F) Investments. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis.

(G) Redemption Fees. The Trust charges a 1% redemption fee on shares held for less than 120 days. Such fees are retained by the Trust and accounted for as paid in capital.


2. Trust Share Transactions

Transactions in shares of beneficial interest in the Trust were as follows:

                                                         Year Ended   Year Ended
                                                         January 31, January 31,
                                                            2005         2004
                                                         -----------------------
Shares sold .........................................      3,195          7,070
Shares issued to shareholders in
  reinvestment of dividends .........................        602            686
                                                         ----------------------
                                                           3,797          7,756
Shares repurchased ..................................     (4,853)        (7,269)
                                                         ----------------------
Net increase (decrease) .............................     (1,056)           487
                                                         ======================

Redemption fees of $59,541 and $97,633 were retained by the Trust for the years ended January 31, 2005 and 2004.

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                  Year Ended
                                                                  January 31,
                                                                     2005
                                                                  ----------
                                                                 (in thousands)

Purchases:
  Investment Securities .....................................       $37,380
                                                                    =======
Sales:
  Investment Securities .....................................       $41,447
                                                                    =======

4. Income Taxes

At January 31, 2005, information on the tax components of capital is as follows:

                                                                  (in thousands)

Cost of investments for tax purposes ........................        $ 55,609
                                                                     ========
Gross tax unrealized appreciation ...........................        $  3,689
Gross tax unrealized depreciation ...........................        $   (320)
                                                                     --------
Net tax unrealized appreciation on investments ..............        $  3,369
                                                                     ========
Undistributed ordinary income ...............................             $23
                                                                     ========
Capital loss carryforward, expires January 31, 2007 .........        $ (1,007)
Capital loss carryforward, expires January 31, 2008 .........         (17,496)
Capital loss carryforward, expires January 31, 2009 .........         (20,923)
Capital loss carryforward, expires January 31, 2010 .........         (20,654)
Capital loss carryforward, expires January 31, 2011 .........          (5,625)
                                                                     --------
Capital loss carryforward, at January 31, 2005 ..............        $(65,705)
                                                                     ========

--------------------------------------------------------------------------------
18

                                              Value Line Aggressive Income Trust

Notes to Financial Statements                                   January 31, 2005
--------------------------------------------------------------------------------

During the year ended January 31, 2005, the Trust utilized capital loss carryforwards of $684,350.

During the year ended January 31, 2005, as permitted under Federal income tax regulation, the Trust elected to defer $159,658 of post-October net capital losses to the next taxable year.

To the extent future capital gains are offset by capital losses, the Trust does not anticipate distributing any such gains to the shareholders.

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond premiums and income from limited partnerships.

The tax composition of dividends to shareholders for the years ended January 31, 2005 and 2004 were as follows:

                                                          2005         2004
                                                         --------------------
                                                             (in thousands)

Ordinary Income ...................................      $3,827        $4,192

5. Investment Advisory Contract, Management Fees and Transactions With
   Affiliates

An advisory fee of $456,978 was paid or payable to Value Line, Inc., the Trust's investment adviser, (the "Adviser"), for the year ended January 31, 2005. This was computed at an annual rate of 0.75 of 1% per year on the first $100 million of the Trust's average daily net assets for the year, and 0.50 of 1% on the average daily net assets in excess thereof. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services and office space. The Adviser also provides persons, satisfactory to the Trust's Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.

The Trust has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor") for advertising, marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.25% of the Trust's average daily net assets. Fees amounting to $152,326 were paid or payable to the Distributor under this Plan for the year ended January 31, 2005.

For the year ended January 31, 2005, the Trust's expenses were reduced by $1,644 under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Trust's distributor and a registered broker/dealer), are also officers and a Trustee of the Trust. At January 31, 2005, the Adviser and certain officers and Trustees owned 3,011 shares of beneficial interest in the Trust, representing .03% of the outstanding shares.

--------------------------------------------------------------------------------
                                                                              19

Value Line Aggressive Income Trust

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each year:

                                                                                         Years ended January 31,
                                                                       --------------------------------------------------------
                                                                         2005        2004        2003        2002        2001
                                                                       ========================================================
Net asset value, beginning of year ..................................    $5.06       $4.35       $4.74       $5.24        $7.22
                                                                       --------------------------------------------------------
Income from investment operations:
   Net investment income ............................................     0.33        0.34        0.41        0.49(1)      0.66
   Net gains or losses on securities (both realized and unrealized) .     0.09        0.70       (0.40)      (0.50)(1)    (1.98)
                                                                       --------------------------------------------------------
   Total from investment operations .................................     0.42        1.04        0.01       (0.01)       (1.32)
                                                                       --------------------------------------------------------
   Redemption fees ..................................................     0.01        0.01        0.01          --           --
                                                                       --------------------------------------------------------
Less distributions:
   Dividends from net investment income .............................    (0.33)      (0.34)      (0.41)      (0.49)       (0.66)
                                                                       ========================================================
Net asset value, end of year ........................................    $5.16       $5.06       $4.35       $4.74        $5.24
                                                                       ========================================================
Total return ........................................................     8.55%      25.01%       0.40%      (0.12)%     (19.14)%
                                                                       ========================================================
Ratios/Supplemental Data:
Net assets, end of year (in thousands) ..............................  $59,919     $64,101     $53,006     $95,921     $116,924
Ratio of expenses to average net assets .............................     1.39%(2)    1.43%(2)    1.37%(2)    1.23%(2)     1.04%(2)
Ratio of net investment income to average net assets ................     6.28%       6.98%       9.12%       9.72%(1)    10.61%
Portfolio turnover rate .............................................       69%         76%         59%        140%         184%

(1) As required, effective February 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January 31, 2002, on net investment income and net realized and unrealized gains and losses was less than $.01 per share. The effect of this change was to decrease the ratio of net investment income to average net assets from 9.79% to 9.72%. Per share and ratios for the year prior to February 1, 2001 have not been restated to reflect this change in accounting policy.

(2) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets, net of custody credits would have been 1.24% for the year ended January 31, 2002 and would not have changed for the years ended January 31, 2005, January 31, 2004, January 31, 2003 and January 31, 2001.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
20

                                              Value Line Aggressive Income Trust

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Value Line Aggressive Income Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Aggressive Income Trust (the "Trust") at January 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

March 31, 2005

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                                                                              21

Value Line Aggressive Income Trust
--------------------------------------------------------------------------------

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                 Federal Tax Status of Distributions (unaudited)

For corporate taxpayers 2.63% of the ordinary income distributions paid during the calendar year 2004 qualify for the corporate dividends received deductions.

  During the calendar year 2004, 2.54% of the ordinary income distributions are treated as qualified dividends.
--------------------------------------------------------------------------------


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22

                                              Value Line Aggressive Income Trust

Management of the Trust
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Trust are managed by the Trust's officers under the direction of the Board of Trustees. The following table sets forth information on each Trustee and Officer of the Trust. Each Trustee serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Trustee serves until his or her successor is elected and qualified.

                                                       Principal
                                                       Occupation                                        Other
                                         Length of     During the                                        Directorships
Name, Address, and Age   Position        Time Served   Past 5 Years                                      Held by Trustee
----------------------------------------------------------------------------------------------------------------------------
Interested Directors*
---------------------
Jean Bernhard Buttner    Chairman of     Since 1986    Chairman, President and Chief Executive Officer   Value Line, Inc.
Age 70                   the Board of                  of Value Line, Inc. (the "Adviser") and Value
                         Trustees and                  Line Publishing, Inc.; Chairman and President of
                         President                     each of the 15 Value Line Funds and Value Line
                                                       Securities, Inc. (the "Distributor").
----------------------------------------------------------------------------------------------------------------------------
Marion N. Ruth           Trustee         Since 2000    Real Estate Executive: President, Ruth Realty     Value Line, Inc.
5 Outrider Road                                        (real estate broker); Director of the Adviser
Rolling Hills, CA 90274                                from October 2000 to October 2004.
Age 69
----------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees
-----------------------
John W. Chandler         Trustee         Since 1991    Consultant, Academic Search Consultation          None
1611 Cold Spring Rd.                                   Service, Inc.; Trustee Emeritus and Chairman
Williamstown, MA 01267                                 (1993-1994) of the Board of Trustees of Duke
Age 81                                                 University; President Emeritus, Williams
                                                       College.
----------------------------------------------------------------------------------------------------------------------------
Frances T. Newton        Trustee         Since 2000    Customer Support Analyst, Duke Power Company.     None
4921 Buckingham Drive
Charlotte, NC 28209
Age 63
----------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley        Trustee         Since 2000    Professor of History, Williams College, 1961 to   Berkshire Life
54 Scott Hill Road                                     2002. President Emeritus since 1994 and           Insurance Company
Williamstown, MA 01267                                 President, 1985-1994; Chairman (1993- 1997) and   of America
Age 73                                                 Interim President (2002) of the American Council
                                                       of Learned Societies.

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                                                                              23

Value Line Aggressive Income Trust

Management of the Trust
--------------------------------------------------------------------------------

                                                       Principal
                                                       Occupation                                        Other
                                         Length of     During the                                        Directorships
Name, Address, and Age   Position        Time Served   Past 5 Years                                      Held by Trustee
----------------------------------------------------------------------------------------------------------------------------
David H. Porter          Trustee         Since 1997    Visiting Professor of Classics, Williams          None
5 Birch Run Drive                                      College, since 1999; President Emeritus,
Saratoga Springs, NY                                   Skidmore College since 1999 and President,
12866                                                  1987-1998.
Age 69
----------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts       Trustee         Since 1986    Chairman, Institute for Political Economy.        A. Schulman Inc.
169 Pompano St.                                                                                          (plastics)
Panama City Beach, FL
32413
Age 65
----------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr        Trustee         Since 1996    Senior Financial Advisor, Hawthorne, since        None
1409 Beaumont                                          January 2001; Chairman, Radcliffe College Board
DriveGladwyne, PA 19035                                of Trustees, 1990-1999.
Age 55
----------------------------------------------------------------------------------------------------------------------------
Officers
--------
Bradley Brooks           Vice President  Since 2001    Portfolio Manager with the Adviser since 1999;    --
Age 42                                                 Securities Analyst with the Adviser 1997-1999.
----------------------------------------------------------------------------------------------------------------------------
David T. Henigson        Vice            Since 1994    Director, Vice President and Compliance Officer   --
Age 47                   President,                    of the Adviser; Director and Vice President of
                         Secretary and                 the Distributor; Vice President, Secretary,
                         Treasurer                     Treasurer and Chief Compliance Officer of each
                                                       of the 14 Value Line Funds.
----------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of having been a director of the Adviser within the last 2 years.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Trust's Statement of Additional Information (SAI) includes additional information about the Trust's trustees and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------


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                                              Value Line Aggressive Income Trust

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

Value Line Aggressive Income Trust

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 --Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
28

INVESTMENT ADVISER            Value Line, Inc.
                              220 East 42nd Street
                              New York, NY 10017-5891

DISTRIBUTOR                   Value Line Securities, Inc.
                              220 East 42nd Street
                              New York, NY 10017-5891

CUSTODIAN BANK                State Street Bank and Trust Co.
                              225 Franklin Street
                              Boston, MA 02110

SHAREHOLDER                   State Street Bank and Trust Co.
SERVICING AGENT               c/o BFDS
                              P.O. Box 219729 Kansas
                              City, MO 64121-9729

INDEPENDENT                   PricewaterhouseCoopers LLP
REGISTERED PUBLIC             300 Madison Avenue
ACCOUNTING FIRM               New York, NY 10017

LEGAL COUNSEL                 Peter D. Lowenstein, Esq.
                              Two Sound View Drive, Suite 100
                              Greenwich, CT 06830

TRUSTEES                      Jean Bernhard Buttner
                              John W. Chandler
                              Frances T. Newton
                              Francis C. Oakley
                              David H. Porter
                              Paul Craig Roberts
                              Marion N. Ruth
                              Nancy-Beth Sheerr

OFFICERS                      Jean Bernhard Buttner
                              Chairman and President
                              Bradley T. Brooks
                              Vice President
                              Jeffrey Geffen
                              Vice President
                              Sigourney B. Romaine
                              Vice President
                              David T. Henigson
                              Vice President and
                              Secretary/Treasurer
                              Sherwood P. Larkin
                              Assistant Treasurer,
                              Assistant Secretary
                              Howard A. Brecher
                              Assistant Treasurer,
                              Assistant Secretary

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

                                                                         #532850

Item 2.  Code of Ethics
------   --------------

         (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

         (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3.  Audit Committee Financial Expert.
------   --------------------------------

         (a)(1) The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

            (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services
------   --------------------------------------

         (a)  Audit Fees 2005 - $30,579
              Audit Fees 2004 - $29,140.

         (b)  Audit-Related fees - None.

         (c)  Tax Preparation Fees 2005 - $5,400
              Tax Preparation Fees 2004 - $6,840.

         (d)  All Other Fees - None

         (e)(1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2005 and 2004 were pre-approved by the committee.

         (e)(2)  Not applicable.

         (f)  Not applicable.

         (g)  Aggregate Non-Audit Fees 2005 - $5,400
              Aggregate Non-Audit Fees 2004 - $$6,840.

         (h)  Not applicable.


Item 11.  Controls and Procedures.
-------   -----------------------

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

         (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.
-------   --------

         (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

         (b)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley
                Act of 2002 attached hereto as Exhibit 99.906.CERT.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By    /s/ Jean B. Buttner
      ---------------------------------
      Jean B. Buttner, President


Date: April 5, 2005
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jean B. Buttner
      -------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer


By:   /s/ David T. Henigson
      -------------------------------------------------------
      David T. Henigson, Vice President, Treasurer, Principal
      Financial Officer


Date: April 5, 2005
      ---------------